Interests in associates and joint ventures - Reconciliation (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Interests in associates and joint ventures - in the opening balance	€ 1,486	€ 1,440	€ 1,440
Dividends	(9)		(5)
Share of profits (losses)	(8)		(2)
Change in components of other comprehensive income	(8)		51
Changes in the scope of consolidation			(3)
Change in capital	22		11
Translation adjustment	14		(2)
Reclassifications and other items	4		(3)
Interests in associates and joint ventures - in the closing balance	1,501		1,486
Interests in associates and joint ventures, change in components of other comprehensive income	€ 8		€ (51)
Orange Concessions
Change in components of other comprehensive income		(33)
Interests in associates and joint ventures, change in components of other comprehensive income		33
FiberCo Poland
Change in components of other comprehensive income		(18)
Interests in associates and joint ventures, change in components of other comprehensive income		€ 18